SHARE CAPITAL (Schedule of warrants activity) (Details) - $ / shares		12 Months Ended
	May 06, 2024	Mar. 31, 2025
Equity [Abstract]
Warrants outstanding, Beginning balance		1,200,000
Warrants issued	4,000,000	4,000,000
Warrants expired		(1,200,000)
Warrants outstanding, Ending balance		4,000,000
Weighted average exercise price of warrants outstanding, beginning balance		$ 1.5
Weighted average exercise price of warrants issued	$ 0.55	0.55
Weighted average exercise price of warrants expired		1.5
Weighted average exercise price of warrants outstanding, ending balance		$ 0.55